Threatened Litigation (Details) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 07, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Threatened Litigation [Line Items]
Cash payment		$ 515,000
Investment transaction percentage		7.00%
Allowance percentage		$ 1
Offering amount		12,000,000
Reduced fees		33
Accountable expenses		230,000
Underwriter commission	$ 1,000,000
Transaction amount			$ 100,500	$ 610,500
Commissions amount		$ 560,000,000,000
Warrants to purchase (in Shares)		122,500,000,000	947,150	704,652
Exercise price per share (in Dollars per share)		$ 4	$ 5
Warrant [Member]
Threatened Litigation [Line Items]
Investment transaction percentage		7.00%
IPO [Member]
Threatened Litigation [Line Items]
Underwriter commission	$ 1,230,000
Transaction amount		$ 10,000,000
Commissions amount		$ 588,000
NYIAX [Member]
Threatened Litigation [Line Items]
Warrants to purchase (in Shares)		23,538
Exercise price per share (in Dollars per share)		$ 4
NYIAX [Member] | IPO [Member]
Threatened Litigation [Line Items]
Commissions amount		$ 158,000
Warrants to purchase (in Shares)		68,950
Exercise price per share (in Dollars per share)		$ 2